Prepaid charter revenue (Tables)	6 Months Ended
Jun. 30, 2013
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue Analysis [Table Text Block]
Description	June 30, 2013	December 31, 2012
Prepaid charter revenue	$28,586	$29,796
Deferred asset from varying charter rates	161	122
Total	$28,747	$29,918

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$16,431
Year 2	$9,418
Year 3	$2,737